LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments [Table Text Block]
Long-term investments consisted of the following:

	As of	As of
	February 29,	February 28,
	2016	2017

Cost method investments
Minerva Project, Inc. (1)	$18,000,003	$18,000,003
Knewton, Inc. (2)	5,000,001	11,582,167
Other cost method investments (3)	4,900,428	9,163,228
Equity method investments
Phoenix E-Learning Corporation (4)	29,742,696	24,157,270
Beijing Haoweilai Gongying Investment Center, LLP ("Gongying Fund") (5)	-	3,758,732
Shenzhen Youban Technology Company Limited (6)	6,216,215	5,783,156
Other equity method investments (7)	11,183,948	29,453,530
Fair value option investments (8)	10,523,000	10,158,514
Available-for-sale investments (8)	188,790,669	235,675,844
Total	$274,356,960	$347,732,444

(1)
In October 2014, the Group acquired minority equity interest in Minerva Project, Inc., a Delaware corporation that is committed to providing an exceptional and accessible liberal arts and sciences education for future leaders and innovators across all disciplines. The total consideration was $18,000,003. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence and reviewed the investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of February 28, 2017, no impairment loss has been recorded in regard to the investment.

(2)
In January 2016, the Group acquired minority equity interest in Knewton, Inc., a company in adaptive learning incorporated in Delaware with total cash consideration of $5,000,001. In March 2016, the Group acquired additional minority equity interest in Knewton, Inc. with total cash consideration of $6,582,166. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence and reviewed the investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of February 28, 2017, no impairment loss was recorded in regard to the investment.

(3)
During the years ended February 29, 2016 and February 28, 2017, the Group acquired minority equity interest in several third-party private companies through investments in their common shares or in-substance common shares. The Group accounts for these investments under the cost method as the Group has no ability to exercise significant influence over the investees. The Group recorded $nil, $nil and $1,269,611 impairment loss during the fiscal years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.

(4)
In December 2015, the Group invested $30,000,000 to acquire 32% equity interest of Phoenix E-Learning Corporation, which operates zxxk.com, an online educational platform serving the public school system in China. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment. The Group accounts for its investment in Phoenix E-Learning Corporation on a one quarter lag basis as the financial statements of this investee cannot be made available within a reasonable time.

(5)
In May 2016, the Group, two third parties which are related parties (“third party group”) established Gongying Fund, a limited liability partnership focusing on investing in private education companies. The Group and the third party group owns 20% and 80% equity interest of Gongying Fund, respectively. They are co-general partners of Gongying Fund. Gongying Fund’s scale is RMB259.0 million (equivalent of $37.7 million) that the Group and the third party group have committed to invest RMB51.6 million (equivalent of $7.5 million) and RMB207.4 million (equivalent to $30.2 million), respectively. As of February 28, 2017, both parties have fulfilled half of their respective capital commitment to Gongying Fund. The Group and the third party committed to invest the remaining portion upon the capital call of Gongying Fund.

All investment decisions made by Gongying Fund have to be approved by both parties. The Group has the ability to exercise significant influence but does not have control over Gongying Fund due to the other partner’s substantive participating rights, and thereby used the equity method to account for the investment.

In fiscal year 2017, Gongying Fund invested RMB70 million (equivalent of $10.2 million) to purchase minority equity interests of two privately held education companies. There is no profit distribution from Gongying Fund for the year ended February 28, 2017.

(6)
In September 2015, the Group acquired 20% equity interest in Shenzhen Youban Technology Company Limited, which is mainly engaged in development of online early education mobile application. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment.

(7)
During the years ended February 29, 2016 and February 28, 2017, the Group acquired minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares. Majority of the long-term investments are engaged in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees.

The Group recorded $nil, $5,622,221 and $757,591 impairment loss during the fiscal years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.

(8)	Please refer to Note 14(a) fair value option investments and available-for-sale investments for details.